LONG-TERM DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long Term Deposits [Line Items]
Concession fee deposits	19,544	$ 19,780
Office rental deposits	756	717
Total long-term deposits	20,300	$ 20,497
Minimum [Member]
Long Term Deposits [Line Items]
Concession fee deposit term	3 years
Office rental deposits, term	2 years
Maximum [Member]
Long Term Deposits [Line Items]
Concession fee deposit term	5 years
Office rental deposits, term	3 years